June 1, 2021

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20002

RE: The Registration Statement filed on Form N-2 under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), of the Thirdline Real Estate Income Fund (File Nos. 333-255199; 811-23653)

Ladies and Gentlemen:

On behalf of Thirdline Real Estate Income Fund (the “Fund”), we are filing Pre-Effective Amendment No.1 to address comments received from the staff of the Securities and Exchange Commission on the Fund’s initial registration statement filing on Form N-2.

If you have any questions concerning the foregoing, please contact the undersigned at (513) 304-5605 or wade.bridge@Practus.com.

Very truly yours,

/s/ Wade Bridge
On behalf of Practus, LLP